OTHER CURRENT AND NON-CURRENT ASSETS	9 Months Ended
Dec. 31, 2021
OTHER CURRENT AND NON-CURRENT ASSETS
OTHER CURRENT AND NON-CURRENT ASSETS

5.   OTHER CURRENT AND NON-CURRENT ASSETS

		As at	As at
(a)	Other current assets	December 31, 2021	March 31, 2021
	Prepaid expenses and deposits	$67,744	$52,216
	Customer acquisition costs	39,806	45,681
	Green certificates assets	66,339	61,467
	Gas delivered in excess of consumption	8,215	650
	Inventory	1,600	3,391
		$183,704	$163,405

		As at	As at
(b)	Other non-current assets	December 31, 2021	March 31, 2021
	Customer acquisition costs	$36,250	$27,318
	Other long-term assets	9,827	7,944
		$46,077	$35,262